Credit Facilities, Senior Notes and Mortgage Notes Payable	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Credit Facilities Senior Notes and Mortgage Notes Payable

5. Credit Facilities, Senior Notes and Mortgage Notes Payable

Below is a listing of our outstanding debt, excluding capital leases, as of December 31, 2014 and 2013 (in thousands):

	December 31, 2014	December 31, 2013
Unsecured Credit Facility	$239,838	$256,500
Senior Notes, net of discount	297,729	—
Richmond Credit Facility	70,000	70,000
Atlanta-Metro Equipment Loan	16,600	18,839
Total	$624,167	$345,339
(a) Unsecured Credit Facility — On May 1, 2013, the Company entered into a $575 million unsecured credit facility comprised of a five-year $225 million term loan and a four-year $350 million revolving credit facility with a one year extension, subject to satisfaction of certain conditions, and had the ability to expand the total credit facility by an additional $100 million subject to certain conditions set forth in the credit agreement. In July 2014 the Company’s term loan was reduced by $75 million to $150 million in connection with the issuance of the Senior Notes. On December 17, 2014, the Company amended and restated its unsecured credit facility to provide for a $650 million unsecured credit facility comprised of a five-year $100 million term loan maturing December 17, 2019 and a four-year $550 million revolving credit facility maturing December 17, 2018, with the option to extend one year until December 17, 2019, subject to the satisfaction of certain conditions. The lenders under the unsecured credit facility may issue up to $30 million in letters of credit subject to the satisfaction of certain conditions.
The total unsecured credit facility may be increased from the current capacity of $650 million to up to $850 million subject to certain conditions set forth in the credit agreement, including the consent of the administrative agent and obtaining necessary commitments. Amounts outstanding under the unsecured credit facility bear interest at a variable rate equal to, at the Company’s election, LIBOR or a base rate, plus a spread that will vary depending upon the leverage ratio. For revolving credit loans, the spread ranges from 1.70% to 2.25% for LIBOR loans and 0.70% to 1.25% for base rate loans. For term loans, the spread ranges from 1.65% to 2.20% for LIBOR loans and 0.65% to 1.20% for base rate loans. As of December 31, 2014, the interest rate for amounts outstanding under the unsecured credit facility was 1.84%. The Company is also required to pay a commitment fee to the lenders assessed on the unused portion of the unsecured revolving credit facility. At the Company’s election, it can prepay amounts outstanding under the unsecured credit facility, in whole or in part, without penalty or premium.
The Company’s ability to borrow under the unsecured credit facility is subject to ongoing compliance with a number of customary affirmative and negative covenants, including limitations on liens, mergers, consolidations, investments, distributions, asset sales and affiliate transactions, as well as the following financial covenants: (i) the outstanding principal balance of the loans and letter of credit liabilities cannot exceed the unencumbered asset pool availability (as defined in the credit agreement), (ii) a maximum leverage ratio of total indebtedness to gross asset value not in excess of 60%, (iii) a minimum fixed charge coverage ratio (defined as the ratio of consolidated EBITDA, subject to certain adjustments, to consolidated fixed charges) for the prior two most recently-ended calendar quarters of not less than 1.70 to 1.00, (iv) tangible net worth of at least $645 million plus 85% of the sum of net equity offering proceeds and the value of interests in the Operating Partnership issued upon contribution of assets to the Operating Partnership or its subsidiaries, (v) unhedged variable rate debt not greater than 35% of gross asset value and (vi) a maximum distribution payout ratio of the greater of (a) 95% of our “funds from operations” (as defined in the agreement) and (b) the amount required for QTS to qualify as a REIT under the Code. The interest rate applied to the outstanding balance of the unsecured credit facility decreases incrementally for every 5% below the maximum leverage ratio.
The availability under the unsecured revolving credit facility is the lesser of (i) $550 million, (ii) 60% of the unencumbered asset pool capitalized value, (iii) the amount resulting in an unencumbered asset pool debt service ratio of 1.70 to 1.00 or (iv) the amount resulting in an unencumbered asset pool debt yield of 14%. In the case of clauses (ii), (iii) and (iv) of the preceding sentence, the amount available under the unsecured revolving credit facility is adjusted to take into account any other unsecured debt, a certain equipment-related loan and certain capitalized leases. The availability of funds under the unsecured credit facility depends on compliance with the Company’s covenants. As of December 31, 2014, the Company had outstanding $239.8 million of indebtedness under the unsecured credit facility, consisting of $139.8 million of outstanding borrowings under our unsecured revolving credit facility and $100.0 million outstanding term loan indebtedness. In connection with the unsecured credit facility, as of December 31, 2014, the Company had an additional $2.5 million letter of credit outstanding.
(b) Senior Notes — On July 23, 2014, the Operating Partnership and QTS Finance Corporation, a subsidiary of the Operating Partnership formed solely for the purpose of facilitating the offering of the notes described below (collectively, the “Issuers”), issued $300 million aggregate principal amount of 5.875% Senior Notes due 2022 (the “Senior Notes”). The Senior Notes have an interest rate of 5.875% per annum, were issued at a price equal to 99.211% of their face value and mature on August 1, 2022. The proceeds from the offering were used to repay amounts outstanding under the Unsecured Credit Facility, including $75 million outstanding under the term loan. The Senior Notes are unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all of the Operating Partnership’s existing subsidiaries (other than foreign subsidiaries and receivables entities) that guarantee any indebtedness of QTS Realty Trust, Inc., the Issuers or any other subsidiary guarantor. The Company will not initially guarantee the Senior Notes and will not be required to guarantee the Senior Notes except under certain circumstances. The offering was conducted pursuant to Rule 144A of the Securities Act of 1933, as amended, and the Senior Notes were issued pursuant to an indenture, dated as of July 23, 2014, among the Operating Partnership, QTS Finance Corporation, the Company, the guarantors named therein, and Deutsche Bank Trust Company Americas, as trustee (the “Indenture”).
The Indenture contains affirmative and negative covenants that, among other things, limit or restrict the Operating Partnership’s ability and the ability of certain of its subsidiaries (“Restricted Subsidiaries”) to: incur additional indebtedness; pay dividends; make certain investments or other restricted payments; enter into transactions with affiliates; enter into agreements limiting the ability of the Operating Partnership’s restricted subsidiaries to pay dividends; engage in sales of assets; and engage in mergers, consolidations or sales of substantially all of their assets. However, certain of these covenants will be suspended if and for so long as the Senior Notes are rated investment grade by specified debt rating services and there is no default under the Indenture. The Operating Partnership and its Restricted Subsidiaries also are required to maintain total unencumbered assets (as defined in the Indenture) of at least 150% of their unsecured debt on a consolidated basis.
The Senior Notes may be redeemed by the Issuers, in whole or in part, at any time prior to August 1, 2017 at a redemption price equal to (i) 100% of principal amount, plus (ii) accrued and unpaid interest to the redemption date, and (iii) a make-whole premium. Thereafter, the Issuers may redeem the Senior Notes prior to maturity at 104.406% of the principal amount at August 1, 2017 and declining ratably to par at August 1, 2020 and thereafter, in each case plus accrued and unpaid interest to the redemption date. At any time prior to August 1, 2017, the Issuers may, subject to certain conditions, redeem up to 35% of the aggregate principal amount of the Senior Notes at 105.875% of the principal amount thereof, plus accrued and unpaid interest to the redemption date, with the net cash proceeds of certain equity offerings consummated by us or the Operating Partnership. Also, upon the occurrence of a change of control of us or the Operating Partnership, holders of the Senior Notes may require the Issuers to repurchase all or a portion of the Senior Notes at a price equal to 101% of the principal amount of the Senior Notes to be repurchased plus accrued and unpaid interest to the repurchase date.
(c) Richmond Credit Facility — In December 2012, the Company entered into a credit facility secured by the Company’s Richmond data center (the “Richmond Credit Facility”). As of December 31, 2014, the Richmond Credit Facility had capacity of $120 million and includes an accordion feature that allows the Company to increase the size of the credit facility up to $200 million. The Richmond Credit Facility matures June 30, 2019. The Richmond Credit Facility requires the Company to comply with covenants similar to the Unsecured Credit Facility.
Amounts outstanding under the Richmond Credit Facility bear interest at a variable rate equal to, at our election, LIBOR or a base rate, plus a spread that will range, depending upon the Company’s leverage ratio, from 2.10% to 2.85% for LIBOR loans or 1.10% to 1.85% for base rate loans. As of December 31, 2014, the interest rate for amounts outstanding under the Richmond Credit Facility was 2.27%.
On December 17, 2014, the Company further amended the Richmond Credit Facility to, among other things, conform certain terms of the Richmond Credit Facility to the unsecured credit facility and allow two subsidiaries of the Operating Partnership that were parties to the Richmond Credit Facility to guarantee unsecured obligations of the Operating Partnership and its subsidiaries, including the unsecured credit facility and the Senior Notes.
(d) Atlanta-Metro Equipment Loan — On April 9, 2010, the Company entered into a $25 million loan to finance equipment related to an expansion project at the Company’s Atlanta-Metro data center (the “Atlanta-Metro Equipment Loan”). The loan originally featured monthly interest-only payments but now requires monthly interest and principal payments. The loan bears interest at 6.85%, amortizes over ten years and matures on June 1, 2020.
The annual remaining principal payment requirements as of December 31, 2014 per the contractual maturities and excluding extension options are as follows (in thousands):

2015	$2,397
2016	2,567
2017	2,748
2018	142,781
2019	173,150
Thereafter	302,795
Total	$626,438
As of December 31, 2014, the Company was in compliance with all of its covenants.

Qualitytech, LP [Member]
Debt Instrument [Line Items]
Credit Facilities Senior Notes and Mortgage Notes Payable

5. Credit Facilities, Senior Notes and Mortgage Notes Payable

Below is a listing of our outstanding debt, excluding capital leases, as of December 31, 2014 and 2013 (in thousands):

	December 31, 2014	December 31, 2013
Unsecured Credit Facility	$239,838	$256,500
Senior Notes, net of discount	297,729	—
Richmond Credit Facility	70,000	70,000
Atlanta-Metro Equipment Loan	16,600	18,839
Total	$624,167	$345,339
(a) Unsecured Credit Facility — On May 1, 2013, the Company entered into a $575 million unsecured credit facility comprised of a five-year $225 million term loan and a four-year $350 million revolving credit facility with a one year extension, subject to satisfaction of certain conditions, and had the ability to expand the total credit facility by an additional $100 million subject to certain conditions set forth in the credit agreement. In July 2014 the Company’s term loan was reduced by $75 million to $150 million in connection with the issuance of the Senior Notes. On December 17, 2014, the Company amended and restated its unsecured credit facility to provide for a $650 million unsecured credit facility comprised of a five-year $100 million term loan maturing December 17, 2019 and a four-year $550 million revolving credit facility maturing December 17, 2018, with the option to extend one year until December 17, 2019, subject to the satisfaction of certain conditions. The lenders under the unsecured credit facility may issue up to $30 million in letters of credit subject to the satisfaction of certain conditions.
The total unsecured credit facility may be increased from the current capacity of $650 million to up to $850 million subject to certain conditions set forth in the credit agreement, including the consent of the administrative agent and obtaining necessary commitments. Amounts outstanding under the unsecured credit facility bear interest at a variable rate equal to, at the Company’s election, LIBOR or a base rate, plus a spread that will vary depending upon the leverage ratio. For revolving credit loans, the spread ranges from 1.70% to 2.25% for LIBOR loans and 0.70% to 1.25% for base rate loans. For term loans, the spread ranges from 1.65% to 2.20% for LIBOR loans and 0.65% to 1.20% for base rate loans. As of December 31, 2014, the interest rate for amounts outstanding under the unsecured credit facility was 1.84%. The Company is also required to pay a commitment fee to the lenders assessed on the unused portion of the unsecured revolving credit facility. At the Company’s election, it can prepay amounts outstanding under the unsecured credit facility, in whole or in part, without penalty or premium.
The Company’s ability to borrow under the unsecured credit facility is subject to ongoing compliance with a number of customary affirmative and negative covenants, including limitations on liens, mergers, consolidations, investments, distributions, asset sales and affiliate transactions, as well as the following financial covenants: (i) the outstanding principal balance of the loans and letter of credit liabilities cannot exceed the unencumbered asset pool availability (as defined in the credit agreement), (ii) a maximum leverage ratio of total indebtedness to gross asset value not in excess of 60%, (iii) a minimum fixed charge coverage ratio (defined as the ratio of consolidated EBITDA, subject to certain adjustments, to consolidated fixed charges) for the prior two most recently-ended calendar quarters of not less than 1.70 to 1.00, (iv) tangible net worth of at least $645 million plus 85% of the sum of net equity offering proceeds and the value of interests in the Operating Partnership issued upon contribution of assets to the Operating Partnership or its subsidiaries, (v) unhedged variable rate debt not greater than 35% of gross asset value and (vi) a maximum distribution payout ratio of the greater of (a) 95% of our “funds from operations” (as defined in the agreement) and (b) the amount required for QTS to qualify as a REIT under the Code. The interest rate applied to the outstanding balance of the unsecured credit facility decreases incrementally for every 5% below the maximum leverage ratio.
The availability under the unsecured revolving credit facility is the lesser of (i) $550 million, (ii) 60% of the unencumbered asset pool capitalized value, (iii) the amount resulting in an unencumbered asset pool debt service ratio of 1.70 to 1.00 or (iv) the amount resulting in an unencumbered asset pool debt yield of 14%. In the case of clauses (ii), (iii) and (iv) of the preceding sentence, the amount available under the unsecured revolving credit facility is adjusted to take into account any other unsecured debt, a certain equipment-related loan and certain capitalized leases. The availability of funds under the unsecured credit facility depends on compliance with the Company’s covenants. As of December 31, 2014, the Company had outstanding $239.8 million of indebtedness under the unsecured credit facility, consisting of $139.8 million of outstanding borrowings under our unsecured revolving credit facility and $100.0 million outstanding term loan indebtedness. In connection with the unsecured credit facility, as of December 31, 2014, the Company had an additional $2.5 million letter of credit outstanding.
(b) Senior Notes — On July 23, 2014, the Operating Partnership and QTS Finance Corporation, a subsidiary of the Operating Partnership formed solely for the purpose of facilitating the offering of the notes described below (collectively, the “Issuers”), issued $300 million aggregate principal amount of 5.875% Senior Notes due 2022 (the “Senior Notes”). The Senior Notes have an interest rate of 5.875% per annum, were issued at a price equal to 99.211% of their face value and mature on August 1, 2022. The proceeds from the offering were used to repay amounts outstanding under the Unsecured Credit Facility, including $75 million outstanding under the term loan. The Senior Notes are unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all of the Operating Partnership’s existing subsidiaries (other than foreign subsidiaries and receivables entities) that guarantee any indebtedness of QTS Realty Trust, Inc., the Issuers or any other subsidiary guarantor. The Company will not initially guarantee the Senior Notes and will not be required to guarantee the Senior Notes except under certain circumstances. The offering was conducted pursuant to Rule 144A of the Securities Act of 1933, as amended, and the Senior Notes were issued pursuant to an indenture, dated as of July 23, 2014, among the Operating Partnership, QTS Finance Corporation, the Company, the guarantors named therein, and Deutsche Bank Trust Company Americas, as trustee (the “Indenture”).
The Indenture contains affirmative and negative covenants that, among other things, limit or restrict the Operating Partnership’s ability and the ability of certain of its subsidiaries (“Restricted Subsidiaries”) to: incur additional indebtedness; pay dividends; make certain investments or other restricted payments; enter into transactions with affiliates; enter into agreements limiting the ability of the Operating Partnership’s restricted subsidiaries to pay dividends; engage in sales of assets; and engage in mergers, consolidations or sales of substantially all of their assets. However, certain of these covenants will be suspended if and for so long as the Senior Notes are rated investment grade by specified debt rating services and there is no default under the Indenture. The Operating Partnership and its Restricted Subsidiaries also are required to maintain total unencumbered assets (as defined in the Indenture) of at least 150% of their unsecured debt on a consolidated basis.
The Senior Notes may be redeemed by the Issuers, in whole or in part, at any time prior to August 1, 2017 at a redemption price equal to (i) 100% of principal amount, plus (ii) accrued and unpaid interest to the redemption date, and (iii) a make-whole premium. Thereafter, the Issuers may redeem the Senior Notes prior to maturity at 104.406% of the principal amount at August 1, 2017 and declining ratably to par at August 1, 2020 and thereafter, in each case plus accrued and unpaid interest to the redemption date. At any time prior to August 1, 2017, the Issuers may, subject to certain conditions, redeem up to 35% of the aggregate principal amount of the Senior Notes at 105.875% of the principal amount thereof, plus accrued and unpaid interest to the redemption date, with the net cash proceeds of certain equity offerings consummated by us or the Operating Partnership. Also, upon the occurrence of a change of control of us or the Operating Partnership, holders of the Senior Notes may require the Issuers to repurchase all or a portion of the Senior Notes at a price equal to 101% of the principal amount of the Senior Notes to be repurchased plus accrued and unpaid interest to the repurchase date.
(c) Richmond Credit Facility — In December 2012, the Company entered into a credit facility secured by the Company’s Richmond data center (the “Richmond Credit Facility”). As of December 31, 2014, the Richmond Credit Facility had capacity of $120 million and includes an accordion feature that allows the Company to increase the size of the credit facility up to $200 million. The Richmond Credit Facility matures June 30, 2019. The Richmond Credit Facility requires the Company to comply with covenants similar to the Unsecured Credit Facility.
Amounts outstanding under the Richmond Credit Facility bear interest at a variable rate equal to, at our election, LIBOR or a base rate, plus a spread that will range, depending upon the Company’s leverage ratio, from 2.10% to 2.85% for LIBOR loans or 1.10% to 1.85% for base rate loans. As of December 31, 2014, the interest rate for amounts outstanding under the Richmond Credit Facility was 2.27%.
On December 17, 2014, the Company further amended the Richmond Credit Facility to, among other things, conform certain terms of the Richmond Credit Facility to the unsecured credit facility and allow two subsidiaries of the Operating Partnership that were parties to the Richmond Credit Facility to guarantee unsecured obligations of the Operating Partnership and its subsidiaries, including the unsecured credit facility and the Senior Notes.
(d) Atlanta-Metro Equipment Loan — On April 9, 2010, the Company entered into a $25 million loan to finance equipment related to an expansion project at the Company’s Atlanta-Metro data center (the “Atlanta-Metro Equipment Loan”). The loan originally featured monthly interest-only payments but now requires monthly interest and principal payments. The loan bears interest at 6.85%, amortizes over ten years and matures on June 1, 2020.
The annual remaining principal payment requirements as of December 31, 2014 per the contractual maturities and excluding extension options are as follows (in thousands):

2015	$2,397
2016	2,567
2017	2,748
2018	142,781
2019	173,150
Thereafter	302,795
Total	$626,438
As of December 31, 2014, the Company was in compliance with all of its covenants.